MORTGAGE LOANS ON REAL ESTATE - Narrative (Details)	6 Months Ended
	Jun. 30, 2026 segment loanAgreement	Dec. 31, 2025 loanAgreement
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of portfolio segments | segment	2
Commercial mortgage loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Number commercial loans | loanAgreement	265	279